Leases - Additional Information (Detail) ft² in Thousands, $ in Thousands			6 Months Ended	12 Months Ended
	Oct. 01, 2019	Jul. 01, 2012 ft²	Jun. 30, 2021 USD ($) ft²	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Operating Lease, Right-of-Use Asset			$ 8,472	$ 9,987	$ 12,384
Operating Lease, Liability			$ 9,329	10,864	13,219
Area of Land | ft²		49,375
Operating lease costs				3,200	$ 3,100
Minimum [Member]
Operating lease, remaining lease term			3 years
Maximum [Member]
Operating lease, remaining lease term			5 years
Seattle [Member]
Operating Lease, Right-of-Use Asset						$ 9,200
Operating Lease, Liability						$ 9,400
Debt instrument, interest rate, stated percentage						4.97%
Lessee, Operating Lease, Renewal Term	61 months
Lessee Operating Lease Expired Term	2024-10	2024-10
Gangnamgu [Member]
Operating Lease, Right-of-Use Asset				5,600
Operating Lease, Liability				$ 5,600
Debt instrument, interest rate, stated percentage				6.07%
Area of Land | ft²			21,218	31,636
Lessee Operating Sub Lease Expired Term			2023-09	2023-09